Note 12 - Fair Value Measurements - Recurring Fair Value Measurements (Details) - Fair Value, Recurring [Member] - USD ($) $ in Thousands	Jun. 30, 2024	Jun. 30, 2023
Derivative warrant liabilities	$ 12,745	$ 6,403
Financial liabilities, fair value	12,745	6,403
Fair Value, Inputs, Level 1 [Member]
Derivative warrant liabilities	0	0
Financial liabilities, fair value	0	0
Fair Value, Inputs, Level 2 [Member]
Derivative warrant liabilities	0	0
Financial liabilities, fair value	0	0
Fair Value, Inputs, Level 3 [Member]
Derivative warrant liabilities	12,745	6,403
Financial liabilities, fair value	$ 12,745	$ 6,403